Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares, Inc.
Prospectus Date	rr_ProspectusDate	Dec. 30, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated August 20, 2021 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and
Prospectus (the “Prospectus”), each dated December 30, 2020 and
Statement of Additional Information (the “SAI”), dated
December 30, 2020 (as revised April 9, 2021),
for the iShares MSCI Emerging Markets ETF (EEM) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Board of Directors of the Fund has approved the transfer of assets that are invested in India from the Fund’s wholly-owned subsidiary (the “Subsidiary”) located in the Republic of Mauritius to the Fund through on‑exchange transactions in India (the “Transfer”). While the Fund has historically carried out its investment strategies by investing substantially all of its assets invested in India through the Subsidiary, it will be eliminating its use of the Subsidiary and will invest in Indian securities directly. The Fund will incur transaction costs from the Transfer.
The Fund is expected to effect the Transfer prior to December 31, 2021. After the Transfer is completed, the Fund will make new investments in India directly.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated August 20, 2021 (the “Supplement”)
to the Summary Prospectus (the “Summary Prospectus”) and
Prospectus (the “Prospectus”), each dated December 30, 2020 and
Statement of Additional Information (the “SAI”), dated
December 30, 2020 (as revised April 9, 2021),
for the iShares MSCI Emerging Markets ETF (EEM) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
The Board of Directors of the Fund has approved the transfer of assets that are invested in India from the Fund’s wholly-owned subsidiary (the “Subsidiary”) located in the Republic of Mauritius to the Fund through on‑exchange transactions in India (the “Transfer”). While the Fund has historically carried out its investment strategies by investing substantially all of its assets invested in India through the Subsidiary, it will be eliminating its use of the Subsidiary and will invest in Indian securities directly. The Fund will incur transaction costs from the Transfer.
The Fund is expected to effect the Transfer prior to December 31, 2021. After the Transfer is completed, the Fund will make new investments in India directly.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.